S-K 1606, De-SPAC Board Determination	Jul. 27, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	If we seek shareholder approval of our initial business combination, our sponsor will agree to vote in favor of such initial business combination, regardless of how our public shareholders vote.